Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 244,553	¥ 108,306
Less: Accumulated amortization	(79,283)	(25,183)
Intangible assets, net	165,270	83,123
Acquired user data
Finite Lived Intangible Assets [Line Items]
Total cost	127,133	0
Online Audio/Video Content Platform
Finite Lived Intangible Assets [Line Items]
Total cost	96,130	96,130
Computer Software
Finite Lived Intangible Assets [Line Items]
Total cost	12,290	12,176
Developed technology
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 9,000	¥ 0